Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Disclosure Of Operating Segments [Table]
Net interest income (loss)	$ 7,488	$ 7,733
Non-interest income (loss)	6,226	4,468
Total revenue	13,714	12,201
Provision for (recovery of) credit losses	(1,001)	(690)
Insurance service expenses	1,366	1,164
Non-interest expenses	8,030	8,112
Income (loss) before income taxes and share of net income from investment in Schwab	3,317	2,235
Provision for (recovery of) income taxes	634	939
Share of net income from investment in Schwab	141	285
Net income (loss)	2,824	1,581
Assets	1,910,892		$ 1,955,139
Schwab [Member]
Disclosure Of Operating Segments [Table]
Share of net income from investment in Schwab	141	285
Canadian Personal and Commercial Banking [Member]
Disclosure Of Operating Segments [Table]
Net interest income (loss)	3,833	3,539
Non-interest income (loss)	1,051	1,050
Total revenue	4,884	4,589
Provision for (recovery of) credit losses	(423)	(327)
Insurance service expenses	0	0
Non-interest expenses	1,984	1,863
Income (loss) before income taxes and share of net income from investment in Schwab	2,477	2,399
Provision for (recovery of) income taxes	692	670
Net income (loss)	1,785	1,729
Assets	565,310		560,303
Canadian Personal and Commercial Banking [Member] | Schwab [Member]
Disclosure Of Operating Segments [Table]
Share of net income from investment in Schwab	0	0
U.S. Retail [member]
Disclosure Of Operating Segments [Table]
Net interest income (loss)	2,899	3,167
Non-interest income (loss)	604	560
Total revenue	3,503	3,727
Provision for (recovery of) credit losses	(385)	(200)
Insurance service expenses	0	0
Non-interest expenses	2,410	2,040
Income (loss) before income taxes and share of net income from investment in Schwab	708	1,487
Provision for (recovery of) income taxes	(5)	204
Net income (loss)	907	1,584
Assets	546,140		560,585
U.S. Retail [member] | Schwab [Member]
Disclosure Of Operating Segments [Table]
Share of net income from investment in Schwab	194	301
Wealth Management and Insurance [Member]
Disclosure Of Operating Segments [Table]
Net interest income (loss)	285	283
Non-interest income (loss)	2,850	2,632
Total revenue	3,135	2,915
Provision for (recovery of) credit losses	0	0
Insurance service expenses	1,366	1,164
Non-interest expenses	1,047	1,009
Income (loss) before income taxes and share of net income from investment in Schwab	722	742
Provision for (recovery of) income taxes	167	188
Net income (loss)	555	554
Assets	22,522		22,293
Wealth Management and Insurance [Member] | Schwab [Member]
Disclosure Of Operating Segments [Table]
Share of net income from investment in Schwab	0	0
Wholesale Banking [member]
Disclosure Of Operating Segments [Table]
Net interest income (loss)	198	525
Non-interest income (loss)	1,582	820
Total revenue	1,780	1,345
Provision for (recovery of) credit losses	(10)	(32)
Insurance service expenses	0	0
Non-interest expenses	1,500	883
Income (loss) before income taxes and share of net income from investment in Schwab	270	430
Provision for (recovery of) income taxes	65	99
Net income (loss)	205	331
Assets	652,260		673,398
Wholesale Banking [member] | Schwab [Member]
Disclosure Of Operating Segments [Table]
Share of net income from investment in Schwab	0	0
Corporate [member]
Disclosure Of Operating Segments [Table]
Net interest income (loss)	273	219
Non-interest income (loss)	139	(594)
Total revenue	412	(375)
Provision for (recovery of) credit losses	(183)	(131)
Insurance service expenses	0	0
Non-interest expenses	1,089	2,317
Income (loss) before income taxes and share of net income from investment in Schwab	(860)	(2,823)
Provision for (recovery of) income taxes	(285)	(222)
Net income (loss)	(628)	(2,617)
Assets	124,660		$ 138,560
Corporate [member] | Schwab [Member]
Disclosure Of Operating Segments [Table]
Share of net income from investment in Schwab	$ (53)	$ (16)